January 13, 2016

United States Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Vericimetry Funds

On behalf of Vericimetry Funds (the "Trust"), we hereby file a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934. The proxy statement relates to the approval of four new trustees and a new Investment Advisory Agreement between Vericimetry Advisors LLC and the Trust with respect to the Vericimetry U.S. Small Cap Value Fund, a series of the Trust.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297	mw 813716.1